Significant Accounting Policies - Revenue Recognition (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Total Revenue by Year		$ 58,762,397	$ 269,453,971	$ 144,586,444		$ 542,998,305	$ 295,884,386	$ 578,602,418	$ 491,063,525	$ 145,482,112
Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 58,762,397	$ 269,453,971	$ 144,586,444		$ 542,998,305	$ 295,884,386	$ 578,602,418	$ 491,063,525	$ 145,482,112
Percentage of total revenue		100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%	100.00%
Capitated Revenue
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 57,224,539	$ 267,102,466	$ 141,560,867		$ 536,787,281	$ 290,525,057	$ 567,735,297	$ 480,739,577	$ 139,332,707
Capitated Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 57,224,539	$ 267,102,466	$ 141,560,867		$ 536,787,281	$ 290,525,057	$ 567,735,297	$ 480,739,577	$ 139,332,707
Percentage of total revenue		97.00%	99.10%	97.90%		98.90%	98.20%	98.00%	98.00%	96.00%
Clinical Fees & Insurance Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 750,675	$ 264,624	$ 1,286,863		$ 2,146,877	$ 2,108,627	$ 4,318,074	$ 3,364,504	$ 3,312,107
Percentage of total revenue		2.00%	0.10%	0.90%		0.40%	0.70%	1.00%	1.00%	2.00%
Shared Risk Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 180,558	$ 55,154	$ 202,011		$ 55,154	$ 202,011	$ 601,509	$ 1,111,466	$ 932,301
Percentage of total revenue		0.00%	0.00%	0.10%		0.00%	0.10%	0.00%	0.00%	1.00%
Care Coordination / Management Fees | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 600,175	$ 762,067	$ 971,605		$ 2,683,173	$ 1,848,400	$ 5,880,397	$ 5,614,539	$ 1,893,553
Percentage of total revenue		1.00%	0.30%	0.70%		0.50%	0.60%	1.00%	1.00%	1.00%
Incentive Fees | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 6,450	$ 1,269,660	$ 565,098		$ 1,325,820	$ 1,200,291	$ 67,141	$ 233,439	$ 11,444
Percentage of total revenue		0.00%	0.50%	0.40%		0.20%	0.40%	0.00%	0.00%	0.00%
Other Patient Service Revenue
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 1,537,858	$ 2,351,505	$ 3,025,577		$ 6,211,024	$ 5,359,329	$ 10,867,121	$ 10,323,948	$ 6,149,405
Other Patient Service Revenue | Revenue | Customer Concentration
Disaggregation of Revenue [Line Items]
Total Revenue by Year		$ 1,537,858	$ 2,351,505	$ 3,025,577		$ 6,211,024	$ 5,359,329	$ 10,867,121	$ 10,323,948	$ 6,149,405
Percentage of total revenue		3.00%	0.90%	2.10%		1.10%	1.80%	2.00%	2.00%	4.00%